Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	22,842,246	151,277	143,780
Common stock, shares outstanding	22,842,246	151,277	143,780
Series C Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	7,000	7,000	7,000
Preferred stock, shares issued	0	7,000
Preferred stock, shares outstanding	0	7,000